DISPOSAL OF SHANGHAI CAIYIN - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019
Shanghai Caiyin Asset Management Co Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loans receivable waived off			¥ 1,973,613
Contingent amount			372,085
Shanghai Caiyin Asset Management Co Ltd [Member] | Forecast [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent amount	¥ 117,021	¥ 255,064
Shanghai Caiyin [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale value of disposal group					¥ 1,078,686
Contingent consideration receivable					¥ 372,085
Disposal group, including discontinued operation, gain derived from release of contingent consideration payable			117,021
Disposal group accounts payable			566,532	¥ 839,830
Disposal group fixed payable			311,468	467,744
Disposal group contingent payable			¥ 255,064	¥ 372,085